Deferred tax - Movements of Major Gross Deferred Tax Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 552.0
Ending balance	353.4	£ 552.0
Gross deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	598.0	410.7
Acquisition of subsidiaries	2.6	22.3
(Charge)/credit to income	(60.2)	95.9
Impact of US tax reform	(62.1)
Charge to other comprehensive income	(20.9)	1.8
Charge to equity	(27.3)	(15.0)
Exchange differences	(18.3)	82.3
Ending balance	411.8	598.0
Gross deferred tax assets [member] | Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	95.6	41.9
(Charge)/credit to income	(5.5)	39.5
Impact of US tax reform	(30.8)
Exchange differences	(5.8)	14.2
Ending balance	53.5	95.6
Gross deferred tax assets [member] | Accounting provisions & accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	80.6	49.5
Acquisition of subsidiaries		7.1
(Charge)/credit to income	6.6	8.5
Impact of US tax reform	(8.1)
Exchange differences	5.8	15.5
Ending balance	84.9	80.6
Gross deferred tax assets [member] | Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	141.4	91.0
(Charge)/credit to income	(10.2)	28.3
Impact of US tax reform	(29.1)
Charge to other comprehensive income	(20.9)	1.8
Exchange differences	(5.6)	20.3
Ending balance	75.6	141.4
Gross deferred tax assets [member] | Property, plant & equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	70.8	44.7
(Charge)/credit to income	6.9	19.2
Impact of US tax reform	(6.8)
Exchange differences	(2.5)	6.9
Ending balance	68.4	70.8
Gross deferred tax assets [member] | Tax losses & credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	89.7	71.3
(Charge)/credit to income	(34.4)	6.2
Impact of US tax reform	23.1
Exchange differences	(5.7)	12.2
Ending balance	72.7	89.7
Gross deferred tax assets [member] | Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	75.8	78.8
Acquisition of subsidiaries		0.2
(Charge)/credit to income	(0.4)	(1.8)
Impact of US tax reform	(10.9)
Charge to equity	(27.3)	(15.0)
Exchange differences	(4.2)	13.6
Ending balance	33.0	75.8
Gross deferred tax assets [member] | Restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5.9	16.9
(Charge)/credit to income	(1.5)	(11.7)
Impact of US tax reform	1.6
Exchange differences	(0.2)	0.7
Ending balance	5.8	5.9
Gross deferred tax assets [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38.2	16.6
Acquisition of subsidiaries	2.6	15.0
(Charge)/credit to income	(21.7)	7.7
Impact of US tax reform	(1.1)
Exchange differences	(0.1)	(1.1)
Ending balance	£ 17.9	£ 38.2